HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares					Fair Value
	OPEN END FUNDS — 0.8%
	FIXED INCOME - 0.8%
650,000	Holbrook Total Return Fund, Class I(a)				$ 6,410,040

	TOTAL OPEN END FUNDS (Cost $6,475,000)				6,410,040

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 95.5%
	AGENCY CMBS — 0.3%
450,000	FREMF Mortgage Trust Series 2017-K66 C(b),(c)		4.1700	07/25/27	444,905
1,525,000	FREMF Mortgage Trust Series 2020-K104 B(b),(c)		3.5340	02/25/52	1,442,636
					1,887,541
	AUTO LOAN — 0.1%
538,000	Luxury Lease Partners Auto Lease Trust Series 2024-4 B(b)		10.4910	07/15/30	538,580

	CLO — 44.5%
495,000	1828 CLO Ltd. Series 2016-1A CR(b),(d)	TSFR3M + 3.612%	7.3650	10/15/31	497,030
5,000,000	Atlas Senior Loan Fund XII Ltd. Series 2018-12A D(b),(d)	TSFR3M + 3.332%	7.1070	10/24/31	5,020,965
11,250,000	Atlas Senior Loan Fund XIII Series 2019-13A D(b),(d)	TSFR3M + 4.372%	8.1050	04/22/31	11,310,413
15,074,000	Bain Capital Credit CLO Series 2018-2A DR(b),(d)	TSFR3M + 2.950%	6.6790	07/19/31	15,167,383
5,000,000	BlueMountain CLO Ltd. Series 2018-2A D(b),(d)	TSFR3M + 3.412%	7.0630	08/15/31	5,016,955
1,000,000	BlueMountain Fuji US Clo II Ltd. Series 2017-2A C(b),(d)	TSFR3M + 3.262%	6.9910	10/20/30	1,006,101
5,500,000	California Street CLO IX, L.P. Series 2012-9A D2R2(b),(d)	TSFR3M + 4.362%	8.0410	07/16/32	5,541,784
8,400,000	Canyon Capital CLO Ltd. Series 2012-1RA D(b),(d)	TSFR3M + 3.262%	7.0150	07/15/30	8,437,220
1,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA C(b),(d)	TSFR3M + 3.062%	6.7130	05/15/31	1,009,257
8,205,000	Catamaran CLO Ltd. Series 2014-1A CR(b),(d)	TSFR3M + 3.692%	7.4250	04/22/30	8,237,804
6,500,000	Chenango Park CLO Ltd. Series 2018-1A CR(b),(d)	TSFR3M + 2.750%	6.5030	04/15/30	6,537,785
4,000,000	Crown Point CLO Ltd. Series 2018-7A D(b),(d)	TSFR3M + 3.762%	7.4910	10/20/31	4,017,588
8,800,000	Dryden 40 Senior Loan Fund Series 2015-40A DR(b),(d)	TSFR3M + 3.362%	7.0130	08/15/31	8,845,742
4,520,000	Dryden 49 Senior Loan Fund Series 2017-49A DR(b),(d)	TSFR3M + 3.662%	7.3910	07/18/30	4,544,074
11,650,000	Dryden 64 CLO Ltd. Series 2018-64A(b),(d)	TSFR3M + 2.912%	6.6410	04/18/31	11,733,286
363,757	Ellington CLO I Ltd. Series 2017-1A DR(b),(d)	TSFR3M + 3.612%	7.3650	10/15/29	364,053
3,000,000	Golub Capital Partners Static Ltd. Series 2025-1A D1(b),(d)	TSFR3M + 3.250%	7.0600	04/25/34	3,013,833
17,900,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A C(b),(d)	TSFR3M + 3.662%	7.3950	01/22/31	17,956,904
96,648	Highbridge Loan Management Series 3A-2014 CR(b),(d)	TSFR3M + 3.862%	7.5910	07/18/29	96,960
250,000	Highbridge Loan Management Ltd. Series 5A-2015 DR3(b),(d)	TSFR3M + 3.000%	6.7530	10/15/30	251,056

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 95.5% (Continued)
	CLO — 44.5% (Continued)
870,000	Jefferson Mill CLO Ltd. Series 2015-1A DR(b),(d)	TSFR3M + 3.812%	7.5410	10/20/31	$ 875,200
2,000,000	KKR CLO 14 Ltd. Series 14 DR(b),(d)	TSFR3M + 3.412%	7.1650	07/15/31	2,009,692
11,550,000	KKR CLO 15 Ltd. Series 15 DR2(b),(d)	TSFR3M + 3.000%	6.7290	01/18/32	11,619,981
6,347,600	KKR CLO 24 Ltd. Series 24 DR(b),(d)	TSFR3M + 3.512%	7.2410	04/20/32	6,394,331
3,825,000	LCM 28 Ltd. Series 28A D(b),(d)	TSFR3M + 3.212%	6.9410	10/20/30	3,847,395
4,000,000	Man GLG US CLO Series 2018-1A CR(b),(d)	TSFR3M + 3.332%	7.0610	04/22/30	4,012,092
4,500,000	Northwoods Capital XII-B Ltd. Series 2018-12BA D(b),(d)	TSFR3M + 3.412%	7.0760	06/15/31	4,552,034
2,050,000	OCP CLO Ltd. Series 2014-5A CR(b),(d)	TSFR3M + 3.162%	6.9720	04/26/31	2,057,442
9,750,000	OZLM XVIII Ltd. Series 2018-18A D(b),(d)	TSFR3M + 3.112%	6.8650	04/15/31	9,783,998
5,000,000	Rockford Tower CLO Ltd. Series 2018-1A D(b),(d)	TSFR3M + 3.262%	6.9040	05/20/31	5,026,645
5,250,000	Rockford Tower CLO Ltd. Series 2018-2A D(b),(d)	TSFR3M + 3.362%	7.0910	10/20/31	5,278,560
4,830,504	Saranac CLO VII Ltd. Series 2014-2A DR(b),(d)	TSFR3M + 3.632%	7.2740	11/20/29	4,835,929
4,000,000	Shackleton CLO Ltd. Series 2017-11A D(b),(d)	TSFR3M + 3.912%	7.5630	08/15/30	4,002,764
1,250,000	Shackleton CLO Ltd. Series 2013-4RA C(b),(d)	TSFR3M + 3.132%	6.8940	04/13/31	1,254,791
5,000,000	Shackleton CLO Ltd. Series 2014-5RA D(b),(d)	TSFR3M + 3.412%	7.0680	05/07/31	5,017,595
10,955,000	Shackleton CLO Ltd. Series 2015-7RA DRR(b),(d)	TSFR3M + 3.000%	6.7530	07/15/31	11,008,855
18,000,000	SOUND POINT CLO XIX Ltd. Series 2018-1A D(b),(d)	TSFR3M + 2.912%	6.6650	04/15/31	18,104,202
18,711,643	Sound Point CLO XVI Ltd. Series 2017-2A D(b),(d)	TSFR3M + 3.862%	7.6720	07/25/30	18,722,626
500,000	Sound Point CLO XX Ltd. Series 2018-2A D(b),(d)	TSFR3M + 3.262%	7.0720	07/26/31	501,119
6,000,000	Steele Creek CLO Ltd. Series 2016-1A DR(b),(d)	TSFR3M + 3.162%	6.8260	06/15/31	6,025,728
5,300,000	Symphony CLO XVI Ltd. Series 2015-16A DR(b),(d)	TSFR3M + 3.312%	7.0650	10/15/31	5,344,504
5,975,000	Symphony CLO XXIII Ltd. Series 2020-23A D2R2(b),(d)	TSFR3M + 4.000%	7.7530	01/15/34	5,941,306
10,000,000	THL Credit Wind River CLO Ltd. Series 2014-3KRA D(b),(d)	TSFR3M + 3.612%	7.3650	10/15/30	10,037,300
3,300,000	Trinitas CLO VI Ltd. Series 2017-6A DR4(b),(d)	TSFR3M + 4.512%	8.3220	01/25/34	3,281,032
18,250,000	Trinitas CLO VIII Ltd. Series 2018-8A D(b),(d)	TSFR3M + 3.362%	7.0910	07/20/31	18,369,647
10,000,000	Venture XXVIII CLO Ltd. Series 2017-28A D(b),(d)	TSFR3M + 4.262%	7.9910	07/20/30	10,125,610
750,000	Vibrant CLO III Ltd. Series 2015-3A CRR(b),(d)	TSFR3M + 3.762%	7.4910	10/20/31	755,030
9,159,895	Voya CLO Ltd. Series 2017-1A C(b),(d)	TSFR3M + 3.592%	7.3410	04/17/30	9,203,679
4,250,000	Voya CLO Ltd. Series 2013-1A(b),(d)	TSFR3M + 3.212%	6.9650	10/15/30	4,275,054
6,500,000	Voya CLO Ltd. Series 2016-1A CR(b),(d)	TSFR3M + 2.912%	6.6410	01/20/31	6,532,175
2,250,000	Voya CLO Ltd. Series 2013-2A CR(b),(d)	TSFR3M + 3.012%	6.8220	04/25/31	2,259,311
965,000	Voya CLO Ltd. Series 2013-3A CRR(b),(d)	TSFR3M + 3.511%	7.2400	10/18/31	969,254
4,750,000	Wind River CLO Ltd. Series 2014-3A DR2(b),(d)	TSFR3M + 3.662%	7.3950	10/22/31	4,769,770
3,750,000	Z Capital Credit Partners CLO Ltd. Series 2018-1A D(b),(d)	TSFR3M + 4.762%	8.5540	01/16/31	3,786,225

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 95.5% (Continued)
	CLO — 44.5% (Continued)
7,000,000	Zais CLO 7 Ltd. Series 2017-2A D(b),(d)	TSFR3M + 4.012%	7.7650	04/15/30	$ 7,069,391
					336,256,460
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.4%
1,058,406	A&D Mortgage Trust Series 2023-NQM2 A1(b),(e)		6.1320	05/25/68	1,055,877
379,807	A&D Mortgage Trust Series 2024-NQM5 A1(b)		5.6990	11/25/69	386,986
726,444	A&D Mortgage Trust Series 2025-NQM5 A1(b),(e)		5.1200	12/25/70	720,236
10,159,743	A&D Mortgage Trust Series 2026-NQM2 A1(b),(c)		4.8110	03/25/71	10,017,335
12,426,076	BRAVO Residential Funding Trust Series 2026-NQM5 A1(b),(c)		5.3600	06/25/66	12,371,294
5,190,593	Cascade Funding Mortgage Trust Series 2022-AB2 M3(b),(c)		2.0000	02/25/52	4,995,999
1,500,000	CFMT, LLC Series 2024-HB14 M3(b),(c)		3.0000	06/25/34	1,460,475
541,027	CFMT, LLC Series 2024-HB15 M2(b),(c)		4.0000	08/25/34	530,891
500,000	CFMT, LLC Series 2024-HB15 M3(b),(c)		4.0000	08/25/34	487,726
2,670,430	CFMT, LLC Series 2025-AB3 M3(b),(c)		4.0000	05/25/55	2,316,895
1,195,934	CFMT, LLC Series 2025-AB3 M4(b),(c)		4.0000	05/25/55	957,887
1,900,000	COLT Mortgage Loan Trust Series 2026-4 A1(b),(c)		5.2880	06/25/71	1,893,545
1,424,872	Connecticut Avenue Securities Trust Series 2024-R02 1M1(b),(d)	SOFR30A + 1.100%	4.7160	02/25/44	1,424,541
375,700	Connecticut Avenue Securities Trust Series 2024-R03 2M1(b),(d)	SOFR30A + 1.150%	4.7660	03/25/44	375,734
195,114	Connecticut Avenue Securities Trust Series 2025-R04 1M1(b),(d)	SOFR30A + 1.200%	4.8160	05/25/45	195,306
576,602	Connecticut Avenue Securities Trust Series 2025-R05 2A1(b),(d)	SOFR30A + 1.000%	4.6160	07/25/45	577,562
929,113	Cross Mortgage Trust Series 2025-H8 A1(b),(c)		5.0030	11/25/70	918,499
3,485,243	Cross Mortgage Trust Series 2025-H8 A1A(b),(e)		5.0030	11/25/70	3,446,176
1,142,365	Cross Mortgage Trust Series 2025-H10 A1(b),(c)		4.9680	01/25/71	1,128,914
11,477,572	Cross Mortgage Trust Series 2026-NQM7 A1(b),(c)		5.4580	06/25/71	11,445,965
51,125	EFMT Series 2023-1 A2(b),(e)		6.2400	02/25/68	51,228
13,276,865	EFMT Series 2026-NQM6 A1(b),(c)		5.4660	06/25/71	13,207,564
746,238	Freddie Mac Stacr Remic Trust Series 2025-DNA3 M1(b),(d)	SOFR30A + 1.100%	4.7160	09/25/45	746,509
201,611	Freddie Mac STACR REMIC Trust Series 2024-HQA1 M1(b),(d)	SOFR30A + 1.250%	4.8660	03/25/44	201,763
7,045,822	Freddie Mac STACR REMIC Trust Series 2024-HQA2 M1(b),(d)	SOFR30A + 1.200%	4.8160	08/25/44	7,046,892
942,064	Luminent Mortgage Trust Series 2006-6 A1(d)	TSFR1M + 0.514%	4.2390	10/25/46	869,935
425,723	MASTR Adjustable Rate Mortgages Trust Series 2004-13 3A1B(c)		5.3700	11/21/34	423,786
3,000,000	MOO Securitization Trust Series 2025-RM1 M3(b)		4.5000	12/25/65	2,552,265
1,250,000	MOO Securitization Trust Series 2025-RM1 M2(b)		4.5000	12/25/65	1,104,434
500,000	MOO Securitization Trust Series 2026-RM1 M2(b),(c)		4.5000	03/25/66	434,391
1,100,000	MOO Securitization Trust Series 2026-RM1 M3(b),(c)		4.5000	03/25/66	916,727

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 95.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.4% (Continued)
1,600,000	MOO Securitization Trust Series 2026-RM2 M3(b),(c)		4.7500	06/25/66	$ 1,336,979
1,200,000	MOO Securitization Trust Series 2026-RM2 M2(b),(c)		4.7500	06/25/66	1,053,629
209,756	Morgan Stanley Residential Mortgage Loan Trust Series 2024-NQM3 A1(b),(c)		5.0440	07/25/69	209,152
142,168	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR1 M1(d)	TSFR1M + 1.184%	4.9090	02/25/35	142,073
552,666	OBX Trust Series 2025-NQM11 A1A(b),(e)		5.4180	05/25/65	551,384
2,492,936	OBX Trust Series 2025-NQM16 A1(b),(c)		4.9050	08/25/65	2,467,688
2,221,417	OBX Trust Series 2025-NQM19 A1(b),(c)		4.8690	10/25/65	2,194,198
1,859,391	OBX Trust Series 2025-NQM20 A1(b),(c)		5.0210	10/25/65	1,842,675
3,164,514	OBX Trust Series 2026-NQM2 A1(b),(c)		4.8180	12/01/65	3,120,087
4,650,000	Ocwen Loan Investment Trust Series 2024-HB1 M3(b)		3.0000	02/25/37	4,568,569
1,500,000	OLIT Series 2025-HB2 M3(b),(c)		3.0000	11/25/38	1,387,046
1,750,000	OLIT Series 2025-HB2 M4(b),(e)		3.0000	11/25/38	1,529,047
8,200,000	Onity Loan Investment Trust Series 2024-HB2 M5(b),(c)		5.0000	08/25/37	7,750,281
600,000	Onity Loan Investment Trust Series 2024-HB2 M3(b)		5.0000	08/25/37	582,946
2,000,000	Onity Loan Investment Trust Series 2025-HB1 M3(b),(c)		3.0000	06/25/38	1,876,522
14,547,026	Onity Loan Investment Trust Series 2025-HB1 M5(b),(c)		3.0000	06/25/38	12,230,894
2,000,000	Onity Loan Investment Trust Series 2025-HB1 M4(b),(c)		3.0000	06/25/38	1,790,649
7,000,000	Onity Loan Investment Trust Series 2026-HB1 M4(b),(e)		3.0000	03/25/39	5,999,302
1,000,000	Onity Loan Investment Trust Series 2026-HB1 M3(b),(c)		3.0000	03/25/39	903,865
2,750,000	Onity Loan Investment Trust Series 2026-HB2 M3(b),(c)		3.0000	05/25/39	2,502,598
1,650,000	Onity Loan Investment Trust Series 2026-HB2 M4(b),(c)		3.0000	05/25/39	1,400,591
2,000,000	Onity Loan Investment Trust Series 2026-HB3 M5(b),(c)		3.0000	06/25/39	1,562,493
1,000,000	Onity Loan Investment Trust Series 2026-HB3 M4(b),(c)		3.0000	06/25/39	843,670
3,000,000	Onity Loan Investment Trust Series 2026-HB3 M3(b),(c)		3.0000	06/25/39	2,718,708
9,386,025	PRKCM Trust Series 2025-AFC1 A1(b),(c)		5.1010	10/25/60	9,322,292
2,200,877	PRKCM Trust Series 2026-AFC1 A1(b),(c)		4.6770	02/25/61	2,158,516
11,891,065	PRKCM Trust Series 2026-AFC2 A1(b),(c)		5.3680	04/25/61	11,844,649
19,847,400	PTCM Issuer Trust Series 2026-F1 PT(b)		0.5540	11/30/29	15,184,737
305,680	Verus Securitization Trust Series 2026-1 A1A(b),(e)		4.8630	01/25/71	302,707
					183,641,284
	HOME EQUITY — 0.5%
1,848,849	EquiFirst Mortgage Loan Trust Series 2003-2 1A1(d)	TSFR1M + 1.239%	4.9450	09/25/33	1,820,315
1,598,652	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE9 M1(d)	TSFR1M + 0.999%	4.7240	11/25/34	1,531,297

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 95.5% (Continued)
	HOME EQUITY — 0.5% (Continued)
617,220	RASC Series Trust Series 2004-KS8 MII1(d)	TSFR1M + 0.954%	4.6790	09/25/34	$ 593,673
					3,945,285
	NON AGENCY CMBS — 24.6%
2,000,000	BAHA Trust Series 2024-MAR C(b),(c)		7.5160	12/10/41	2,050,430
10,000,000	BAHA Trust Series 2024-MAR D(b),(c)		8.9070	12/10/41	10,386,954
189,025,000	BANK Series 2017-BNK8 XB(c),(f)		0.1810	11/15/50	547,927
13,500,000	BPR Mortgage Trust Series 2023-STON D(b),(c)		7.8710	12/07/27	13,694,928
2,427,600	Capital Funding Mortgage Trust Series 2025-P05 B(b),(d)	TSFR1M + 10.500%	14.1470	08/04/26	2,429,304
1,109,656	Capital Funding Mortgage Trust Series 2024-29 B(b),(d)	TSFR1M + 9.500%	13.1500	11/01/26	1,111,707
3,176,069	Capital Funding Mortgage Trust Series 2024-28 B(b),(d)	TSFR1M + 11.000%	14.7250	11/01/26	3,183,744
2,400,000	Capital Funding Mortgage Trust Series 2025-32 B(b),(d)	TSFR1M + 9.000%	12.6200	12/15/27	2,401,049
12,022,824	Capital Funding Mortgage Trust Series 2025-31 B(b),(d)	TSFR1M + 11.000%	17.0600	02/10/28	12,105,567
4,500,000	Capital Funding Mortgage Trust Series 2025-30 B(b),(d)	TSFR1M + 11.250%	14.9000	06/02/28	4,516,778
2,556,500	Capital Funding Mortgage Trust Series 2026-P08 B(b),(d)	TSFR1M + 9.000%	12.6500	02/09/29	2,571,208
23,000,000	Capital Funding Mortgage Trust Series 2026-34 B(b),(d)	TSFR1M + 8.500%	12.1300	06/01/29	23,107,303
4,750,000	Capital Funding Mortgage Trust Series 2025-33 B(b),(d)	TSFR1M + 8.500%	12.1300	10/31/29	4,762,664
1,798,569	COMM Mortgage Trust Series 2014-CCRE21 F(b)		3.0000	12/10/47	1,792,001
2,060,048	CSMC Trust Series 2016-NXSR XA(c),(f)		0.5680	12/15/49	21
1,070,000	Hudsons Bay Simon JV Trust Series 2015-HB10 C10(b),(c)		5.4470	08/05/34	986,281
6,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(b),(d)	TSFR1M + 1.497%	5.1200	04/15/31	2,876,760
880,000	JP Morgan Chase Commercial Mortgage Securities Series 2020-NNN DFX(b)		3.6200	01/16/37	402,618
3,584,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 AS		4.0650	11/15/47	3,505,565
3,709,537	KIND Trust Series 2021-KIND D(b),(d)	TSFR1M + 2.414%	6.1000	08/15/38	3,705,151
2,410,000	MCR Mortgage Trust Series 2024-TWA F(b)		10.3820	06/12/39	2,422,648
25,558,537	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 XA(c),(f)		0.7580	11/15/52	153,050
7,250,000	Morgan Stanley Capital I Trust Series 2024-BPR2 D(b),(c)		8.7520	05/05/29	7,309,417
6,000,000	Morgan Stanley Capital I Trust Series 2024-BPR2 E(b),(c)		8.7520	05/05/29	5,837,957
8,500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(b),(c)		8.7520	05/05/29	8,852,416
848,857	Natixis Commercial Mortgage Securities Trust Series 2019-MILE A(b),(d)	TSFR1M + 1.579%	5.2560	07/15/36	828,219
10,855,898	SBALR Commercial Mortgage Trust Series 2020-RR1 A3(b)		2.8250	02/13/53	9,437,166
3,212,290	SMR Mortgage Trust Series 2022-IND D(b),(d)	TSFR1M + 3.950%	7.6260	02/15/39	3,218,085
6,900,000	WB Commercial Mortgage Trust Series 2024-HQ C(b),(c)		6.9030	03/15/40	6,825,935
2,500,000	Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 B(c)		3.8370	07/15/58	2,452,814

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 95.5% (Continued)
	NON AGENCY CMBS — 24.6% (Continued)
4,373,722	WMRK Commercial Mortgage Trust Series 2022-WMRK A(b),(d)	TSFR1M + 2.789%	6.4650	11/15/27	$ 4,403,352
471,250	XCALI Mortgage Trust Series 2021-10 B1(b),(d)	TSFR1M + 8.120%	11.7670	12/31/26	471,629
4,000,000	X-Caliber Series 2026-HRP A(b),(d)	TSFR1M + 6.250%	9.9200	07/15/46	4,015,476
240,437	X-Caliber Funding, LLC Series 2023-MF9 B1(b),(d)	TSFR1M + 6.500%	10.1500	11/25/26	239,519
4,600,000	X-Caliber Funding, LLC Series 2023-HOAKS A(b),(d)	TSFR1M + 3.500%	7.1470	12/31/26	4,559,423
3,335,000	X-Caliber Funding, LLC Series 2023-DMNK B1(b),(d)	TSFR1M + 6.500%	10.1470	12/31/26	3,380,779
2,748,750	X-Caliber Funding, LLC Series 2024-MSD B1(b),(d)	TSFR1M + 6.000%	10.0000	01/25/27	2,759,638
4,000,000	X-Caliber Funding, LLC Series 2024-OPAL A(b),(d)	TSFR1M + 4.000%	8.7500	02/15/27	3,985,106
2,450,000	X-Caliber Funding, LLC Series 2024-OPAL B1(b),(d)	TSFR1M + 6.000%	10.7500	02/15/27	2,441,914
5,000,000	X-Caliber Funding, LLC Series 2025-OKG A(b),(d)	TSFR1M + 3.000%	6.6500	10/15/27	4,983,114
6,000,000	X-Caliber Funding, LLC Series 2024-SURF A(b)		12.0000	09/25/28	6,025,081
5,550,000	X-Caliber Funding, LLC Series 2026-HPL B1(b),(d)	TSFR1M + 6.500%	10.1470	12/06/28	5,535,256
					186,275,954
	OTHER ABS — 0.4%
1,000,000	SLR Equipment Finance, LLC Series 2026-1A D(b)		6.2800	04/15/33	1,003,121
2,000,000	Trackside Rail, LLC Series 2026-2A C(b)		6.4100	08/21/56	1,985,338
					2,988,459
	RESIDENTIAL MORTGAGE — 0.4%
730,956	First Franklin Mortgage Loan Trust Series 2004-FF5 A1(d)	TSFR1M + 0.834%	4.5590	08/25/34	695,969
2,356,047	RAMP Series Trust Series 2006-EFC1(d)	TSFR1M + 0.544%	4.4840	02/25/36	2,292,228
					2,988,197
	WHOLE BUSINESS — 0.3%
1,947,470	ReadyCap Lending Small Business Loan Trust Series 2026-4 B(b),(d)	SOFR30A + 3.000%	6.8280	06/25/53	1,950,614

	TOTAL ASSET BACKED SECURITIES (Cost $720,790,033)				720,472,374

	CORPORATE BONDS — 0.5%
	SPECIALTY FINANCE — 0.5%
500,000	X-Caliber Funding, LLC(b)		11.0000	10/15/26	464,017
300,000	X-Caliber Funding, LLC(b)		25.0000	10/15/26	300,000
2,654,000	X-Caliber Funding, LLC(b)		11.0000	03/25/27	2,647,874
	TOTAL CORPORATE BONDS (Cost $3,441,552)				3,411,891

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 0.4%
	AGENCY CMBS — 0.1%
740,000	FREMF Mortgage Trust Series 2019-K99(b),(c)		3.7640	09/25/29	$ 693,514

	AGENCY FIXED RATE — 0.3%
179,957	Fannie Mae REMICS Series 2024-11 BK		5.0000	02/25/51	180,106
2,317,374	Fannie Mae REMICS Series 2025-6 DL		2.0000	04/25/53	1,329,632
146,174	Freddie Mac REMICS Series 5438 H		5.5000	06/25/50	146,105
384,487	Freddie Mac REMICS Series 5385 CK		5.0000	08/25/51	384,524
					2,040,367
	AGENCY MBS OTHER — 0.0%(g)
268,282	FREMF Mortgage Trust Series 2019-KF61 B(b),(d)	SOFR30A + 2.314%	5.9460	04/25/29	263,315

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,039,818)				2,997,196

Shares
	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET FUNDS - 3.1%
23,551,700	First American Government Obligations Fund, Class X, 3.57% (Cost $23,551,700)(h)				23,551,700

	TOTAL INVESTMENTS - 100.3% (Cost $757,298,103)				$ 756,843,201
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%				(2,525,507)
	NET ASSETS - 100.0%				$ 754,317,694

CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month

HOLBROOK STRUCTURED INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2026

(a)	Affiliated issuer.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is 709,812,441 or 94.1% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable rate security; the rate shown represents the rate on July 31, 2026.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2026.
(f)	Interest only securities.
(g)	Percentage rounds to less than 0.1%.
(h)	Rate disclosed is the seven day effective yield as of July 31, 2026.